UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2023

Item 1 - Report to Shareholders

Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley

Global Fixed Income

Opportunities Fund

Semi-Annual Report

April 30, 2023

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Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents (unaudited)

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the “Fund”) performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2023

Total Return for the 6 Months Ended April 30, 2023

Class A	Class L	Class I	Class C	Class R6	Class IR

5.02%	5.06%	5.52%	4.84%	5.56%	5.56%

Bloomberg Global Aggregate (Hedged USD) Index(1)(a)		Global Fixed Income Opportunities Blend Index(2)			Lipper Global Income Funds Index(3)
	4.82%	4.82%			6.58%

(a)

“Bloomberg®” and the Bloomberg Index/Indices used are service marks of Bloomberg Finance L.P. and its affiliates, and have been licensed for use for certain purposes by Morgan Stanley Investment Management (MSIM). Bloomberg is not affiliated with MSIM, does not approve, endorse, review, or recommend any product, and does not guarantee the timeliness, accurateness, or completeness of any data or information relating to any product.

The performance of Morgan Stanley Global Fixed Income Opportunities Fund’s (the “Fund”) six share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Over the six months ended April 30, 2023, yields fell sharply as central banks approached the end of their rate hiking cycles and their focus on data dependency moved (slightly) away from inflation concerns and more toward economic growth. Inflation seems to have peaked and has started to slowly turn downward, though it is still at very high levels and is proving to be stickier than previously expected. Credit spreads were severely impacted by the events of March 2023 when the threat of banking crisis contagion emerged. Those fears have since receded, and credit has held up quite well, but we continue to see concerns as some of the smaller, regional banks in the U.S. are showing similar issues as Silicon Valley Bank. Securitized credit markets have fared well so far in 2023 after lagging behind corporate credit markets in 2022. Emerging markets (EM) have been the real winner as the dollar has depreciated roughly 10% over the period,(i) and EM central banks were much quicker to increase monetary policy rates, which has helped them curb inflation relatively faster than their developed market counterparts.

The market rallied in November 2022 as central banks adopted a dovish tone. U.S. Treasury 10-year yields ended November 2022 at 3.61%, down a whopping 61 basis points (bps) from their October 2022 peak.(ii) Real yields joined the party as well, with U.S. 10-year real yields down approximately 20 bps over November 2022, about 50 bps down from their intra-month high.(ii) It wasn’t just the U.S. bond market that rallied; it was truly a global phenomenon with yields falling anywhere from 23 bps in Australia to 185 bps in Hungary, with the exception of Japan and some EM countries.(ii) Furthermore, credit spreads narrowed and the U.S. dollar fell significantly. Securitized credit sectors underperformed many other credit markets as securitized spreads tightened less because of their generally shorter durations and spread durations. The bond rally was sparked by reduced worries about central bank over-tightening, better news on the inflation front, a market underexposed to duration and credit, and lastly, high yields, making bonds look attractive.

(i)	Source: Bloomberg L.P. Data as of April 30, 2023.

(ii)	Source: Bloomberg L.P. Data as of November 30, 2022. One basis point = 0.01%

December 2022 proved to be a fitting end to a terrible year for bonds and financial assets in general, with yields up significantly once again. Optimism based on declining inflation, weaker growth and less hawkish central banks proved to be illusory. European bonds were hit particularly hard, with French 10-year yields up over 70 bps on the month and Germany not far behind.(iii) U.S. Treasuries did reasonably well, with 10-year yields up only 27 bps.(iii) Credit markets bucked the trend a bit with U.S. investment grade and European credit markets marginally tighter on the month. U.S. high yield corporate debt was the outlier, with spreads over 20 bps wider. Securitized markets also did well in spread terms, as they continued to play catch-up to the corporate credit markets.

The price action for developed market rates in the first quarter of 2023 was staggering and historic. Early in the quarter, strong economic data and hawkish language from the Federal Reserve (Fed) saw yields continue their movement upwards; however, that was reversed in March 2023 as the collapse of Silicon Valley Bank unfolded. After spiking, rate volatility slowly declined from the highs but remained elevated late in the quarter as the market digested news and tried to interpret the impact of the banking situation.

During the first quarter of 2023, 2-, 5-, 10- and 30-year Treasury yields fell by 40, 43, 41 and 31 bps, respectively.(iv) The rally was mostly in real yields, as 10-year breakeven inflation rates rose by 2 bps for the quarter.(iv) The Bloomberg U.S. Corporate Index spread widened 8 bps during the quarter to 138 bps.(v) With the turmoil in the banking sector, the widening was concentrated in the financial sector. Toward the end of March 2023, the market took some confidence from the lack of follow-on headlines, suggesting the events were somewhat idiosyncratic. This led to a drop in equity and interest rate volatility and tighter credit spreads. Given the higher representation of financial issuers on the short end of the yield curve, there was a significant flattening in the corporate spread curve. Investment grade credit fundamentals could be summarized as “things are better in 2023 but far from good.” Despite support for the market from numerous sources, multiple headwinds suggest that above-average risk premiums are appropriate. Higher interest rate volatility and concern about potential FDIC (Federal Deposit Insurance Corporation) sales from failed banks pressured the agency mortgage-backed securities (MBS) market during the first quarter of 2023. Current coupon spreads widened 8 bps to 153 bps above comparable duration U.S. Treasuries.(iv) The average 30-year mortgage rate did not follow other yields lower, as it rose slightly during the quarter to 6.75%.(iv) Although we believe agency MBS now appear attractive based on historical spreads to other high-quality sectors, technicals remain concerning as the Fed and U.S. banks continue to reduce their holdings. Securitized credit sectors widened along with financial corporate bonds. Fundamental credit conditions remain stable despite recession risks. Delinquencies across many asset classes are increasing slowly. But overall delinquencies remain low from a historical perspective, and we believe delinquency and default levels will likely remain non-threatening to the large majority of securities. Additionally, securitization structures remain relatively robust in the post-Global Financial Crisis era, and we

(iii)	Source: Bloomberg L.P. Data as of December 31, 2022.

(iv)	Source: Bloomberg L.P. Data as of March 31, 2023.

(v)	Source: Bloomberg L.P. Data as of March 31, 2023. The Bloomberg U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market.

believe most securities can generally withstand high levels of defaults without being materially impacted.

After the woes of March 2023, investors were gifted with a relatively mellow month in April 2023. Volatility fell, with interest rate volatility retracing back to February 2023 levels. Developed market interest rates were mixed, with yields largely moving sideways in most economies. Developed market central banks continued with their rate hikes but made clear they were approaching the end of their hiking cycles, and that further hikes would be data dependent. Japan was the outlier, which continued with its dovish agenda. Central bankers did, however, make clear that inflation was higher than any of them would like and that they expected to keep rates higher for longer. Emerging markets debt performed well over the month, with yields falling across most countries. The U.S. dollar fell over the month, which acted as a tailwind for emerging markets debt. Spreads in credit markets receded in April 2023 following the widening that occurred in March, as risk-takers reentered the markets with a demand for credit. Investment grade corporate bonds outperformed high yield corporate bonds and European investment grade debt outperformed U.S. investment grade debt. The securitized markets stabilized in April 2023, although spreads remained materially wider since February 2023. Securitized yields remain at historically wide levels, and we believe these wider spreads offer more than sufficient compensation for current market risks. U.S. home prices have fallen approximately 6% from the peak in June 2022.(vi)

Looking forward, we are concerned about the global economy. While growth looked like it was accelerating through the first quarter of 2023, it decelerated toward the end of the quarter, suggesting that – in conjunction with banking sector woes and what the European Central Bank characterized as “forceful” transmission of higher rates into the economy – second quarter 2023 growth may be weak. Moreover, there is no doubt employment growth is slowing in the U.S. (less so outside the U.S.) and headline inflation is falling. This augurs well for no further Fed rate hikes.

But inflation is not beaten, neither in the U.S. nor in most other countries. Even though central banks are at or nearly at peak terminal rates, they will be reluctant to cut rates simply because unemployment rates rise. The Fed and most other central banks likely need to see higher unemployment rates simply to stop hiking. But, to further complicate matters, central banks must also ensure financial market stability, which may constrain their ability to maintain moderately tight monetary conditions for a long time, potentially pushing out success on the inflation front. Indeed, one risk that investors must remain vigilant about is the possibility that worries about financial contagion and systemic financial sector risks are pushing out into the future the attainment of long-run inflation goals. If true, by design or by accident, this would likely steepen yield curves and add an inflation risk premium to longer-maturity bonds.

Performance Analysis

All share classes of the Fund outperformed the Bloomberg Global Aggregate (Hedged USD) Index (the “Index”) and the Global Fixed Income Opportunities Blend Index, but underperformed the Lipper Global Income Funds Index for the six months ended April 30, 2023, assuming no deduction of applicable sales charges.

(vi)	Source: S&P CoreLogic Case-Shiller U.S. National Home Price NSA Index. Data as of April 30, 2023.

From a macro perspective, the Fund’s long U.S. duration position was the largest contributor to performance as yields fell over the period. The long duration positioning in the euro area, the U.K., Australia and New Zealand also contributed, albeit marginally. Emerging markets local debt exposure was also a small contributor, particularly the long positions in Mexico and South Africa. The portfolio’s exposure to emerging market external debt and quasi-sovereign spreads positioning also contributed as a falling U.S. dollar and tightening spreads were tailwinds for the emerging markets. Within currencies, the long Mexican peso, Japanese yen and euro positions contributed as the currencies appreciated despite the challenging macro backdrop.

The Fund’s spread sector positioning also contributed to performance as credit spreads have managed to hold up fairly well despite the banking sector turmoil and the central banks maintaining a relatively hawkish stance as they near the end of their hiking cycles. The portfolio’s allocation to investment grade corporate bonds contributed as credit spreads tightened through the period. Exposure to high yield corporates also contributed but was partially offset by the credit default swap exposure. The portfolio’s allocation to securitized debt moderately contributed, primarily the allocation to asset-backed securities and non-agency residential and commercial mortgage-backed securities.

In terms of strategy, we continue to run longer duration than before the collapse of Silicon Valley Bank and seek to buy additional duration on any setbacks in yields. We look for ways to intelligently upgrade credit quality, minimizing give-ups in expected returns. Credit markets look modestly undervalued but, in the investment grade space, cheaper valuations are found predominantly in bonds issued by financial institutions. Spreads are above average but not materially so, making credit a carry opportunity with limited prospects for spread compression. Given that we expect an economic slowdown but no big recession this year, we believe shorter-dated high yield bonds look fairly valued and, if chosen carefully, could potentially generate an attractive return. Securitized credit continues to look more attractive than any other sector, in our view. We think the credit risk of residential and selective commercial mortgage-backed securities like multi-family housing is attractive given the strong starting point for household and corporate balance sheets, and strong household income growth. Our favorite category of securitized credit remains non-agency residential mortgages, despite expectations that U.S. home prices will likely fall in 2023. Recent events continue to be negative for the U.S. dollar. U.S. growth is likely to weaken more than in many other countries, supporting the idea of monetary policy tightening further outside the U.S. If the Fed holds policy rates unchanged to combat inflation in the face of weaker data and/or banking sector stresses, it is likely to be negative for the dollar. If the Fed cuts rates while inflation is still too high in response to economic weakness or financial stability concerns, it is likely to be negative for the U.S. dollar. We continue to like being underweight the dollar versus a basket of developed and emerging market currencies. We also continue to like emerging market local government bonds versus hard currency debt.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* AS OF 04/30/23

Corporate Bonds	41.1%

Mortgages - Other	18.3

Sovereign	16.4

Asset-Backed Securities	11.1

Short-Term Investments	6.4

Commercial Mortgage-Backed Securities	4.1

Agency Fixed Rate Mortgages	1.0

Senior Loan Interests	0.7

Supranational	0.6

Collateralized Mortgage Obligations - Agency Collateral Series	0.2

Investment Company	0.1

*

Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2023. Does not include open long/short futures contracts with a value of $141,062,261 and net unrealized appreciation of $291,681. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $1,921,705 and also does not include an open swap agreement with unrealized depreciation of $1,247,982.

LONG-TERM CREDIT ANALYSIS AS OF 04/30/23

AAA	8.0%

AA	3.0

A	9.1

BBB	29.0

BB	13.2

B or Below	9.4

Not Rated	28.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition data are stated as a percentage of total investments and all percentages for long-term credit analysis data are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”), each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. The Fund’s “Adviser,” Morgan Stanley Investment Management Inc. and/or “Sub-Adviser,” Morgan Stanley Investment Management Limited, will allocate the Fund’s investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/ shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund’s first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns — Period Ended April 30, 2023

Symbol	Class A Shares* (Since 07/28/97) DINAX	Class L Shares** (Since 07/28/97) DINCX	Class I Shares*** (Since 07/28/97) DINDX	Class C Shares† (Since 04/30/15) MSIPX	Class R6 Shares†† (Since 09/13/13) MGFOX	Class IR Shares††† (Since 06/15/18) MFIRX

1 Year	0.35%(4)	0.03%(4)	0.82%(4)	-0.22%(4)	0.89%(4)	0.89%(4)

	-2.94 (5)	—	—	-1.16 (5)	—	—

5 Years	1.72 (4)	1.43 (4)	2.01 (4)	0.97 (4)	2.09 (4)	—

	1.05 (5)	—	—	0.97 (5)	—	—

10 Years	2.41 (4)	2.15 (4)	2.75 (4)	—	—	—

	2.07 (5)	—	—	—	—	—

Since Inception	3.61 (4)	3.12 (4)	3.90 (4)	1.52 (4)	3.41 (4)	2.23 (4)
	3.47 (5)	—	—	1.52 (5)	—	—

Gross Expense Ratio	0.83	1.14	0.56	1.57	0.48	18.79

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C, Class R6 and Class IR shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Fund returns are calculated based on the net asset value as of the last business day of the period.

*	The maximum front-end sales charge for Class A is 3.25%.
**	Class L has no sales charge. Class L shares are closed to new investments.
***	Class I has no sales charge.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class R6 has no sales charge.
†††	Class IR has no sales charge.
(1)

The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by the Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016 to the new benchmark represented by the Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)

The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/22 – 04/30/23.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/22	04/30/23	11/01/22 – 04/30/23
Class A
Actual (5.02% return)	$1,000.00	$1,050.20	$4.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.63	$4.21

Class L

Actual (5.06% return)	$1,000.00	$1,050.60	$6.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.94	$5.91

Class I

Actual (5.52% return)	$1,000.00	$1,055.20	$2.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.02	$2.81

Class C

Actual (4.84% return)	$1,000.00	$1,048.40	$8.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.86	$8.00

Class R6

Actual (5.56% return)	$1,000.00	$1,055.60	$2.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.36	$2.46

Class IR

Actual (5.56% return)	$1,000.00	$1,055.60	$2.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.36	$2.46

(1)

Expenses are equal to the Fund’s annualized expense ratios of 0.84%, 1.18%, 0.56%, 1.60%, 0.49% and 0.49% for Class A, Class L, Class I, Class C, Class R6 and Class IR shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.85%, 1.19%, 0.57%, 1.61%, 0.49%, 18.60% for Class A, Class L, Class I, Class C, Class R6 and Class IR shares, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (40.6%)
		Australia (2.6%)
		Basic Materials
	$2,150	Glencore Funding LLC (a)	3.875%	10/27/27	$2,049,810
	600	Glencore Funding LLC, Series GLEN	0.00 (b)	03/27/25	650,718
	2,150	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40	09/29/27	1,911,317
	1,925	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.70	05/12/31	1,584,731

					6,196,576

		Energy
	2,098	Santos Finance Ltd.	4.125	09/14/27	1,971,550

		Finance
	2,725	Australia & New Zealand Banking Group Ltd. (a)	2.57	11/25/35	2,131,132
EUR	2,300	Commonwealth Bank of Australia	1.936	10/03/29	2,422,509
	$2,425	Westpac Banking Corp.	2.668	11/15/35	1,904,980

					6,458,621

		Industrials
EUR	1,000	Aurizon Network Pty Ltd.	3.125	06/01/26	1,072,775

		Utilities
	1,650	APA Infrastructure Ltd.	2.00	03/22/27	1,684,199
	$2,275	APA Infrastructure Ltd. (a)	4.20	03/23/25	2,234,048

					3,918,247

		Total Australia			19,617,769

		Belgium (0.2%)
		Consumer, Non-Cyclical
EUR	1,750	Anheuser-Busch InBev SA	3.70	04/02/40	1,828,762

		Brazil (0.1%)
		Communications
	$1,030	MercadoLibre, Inc.	3.125	01/14/31	799,296

		Burkina Faso (0.2%)
		Basic Materials
	1,930	IAMGOLD Corp. (a)	5.75	10/15/28	1,526,476

		Canada (1.3%)
		Basic Materials
	2,260	NOVA Chemicals Corp. (a)	4.875	06/01/24	2,227,349

		Communications
	1,729	Shopify, Inc. (c)	0.125	11/01/25	1,527,571

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Cyclical
	$1,420	Air Canada (a)	3.875%	08/15/26	$1,316,253

		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,128,058
	1,700	Garda World Security Corp. (a)	9.50	11/01/27	1,631,337
	1,500	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a)	7.00	12/31/27	1,319,966

					4,079,361

		Energy
	950	Baytex Energy Corp. (a)	8.50	04/30/30	956,114

		Total Canada			10,106,648

		Cayman Islands (0.1%)
		Finance
	875	Banco del Pacifico SA	8.75 (d)	12/20/24	857,500

		Chile (0.1%)
		Communications
	1,000	Liberty Latin America Ltd.	2.00	07/15/24	926,632

		China (0.5%)
		Basic Materials
	1,280	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,175,283

		Communications
EUR	1,600	Prosus NV	2.031	08/03/32	1,262,507
	$1,600	Tencent Holdings Ltd. (a)	3.595	01/19/28	1,521,717

					2,784,224

		Total China			3,959,507

		Colombia (0.1%)
		Finance
	711	Grupo Aval Ltd. (a)	4.375	02/04/30	544,846

		Denmark (0.4%)
		Finance
EUR	3,200	Danske Bank AS	1.375	02/12/30	3,266,816

		France (5.6%)
		Communications
	2,450	Orange SA	5.00	(e)	2,703,030

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Cyclical
EUR	2,800	Renault SA	1.125%	10/04/27	$2,528,603

		Energy
	2,280	Total Energies SE	2.00	(e)	1,929,736
	2,300	Total Energies SE	2.708	(e)	2,530,696

					4,460,432

		Finance
	2,500	AXA SA	3.25	05/28/49	2,492,872
	4,300	Banque Federative du Credit Mutuel SA	3.75	02/01/33	4,657,187
	6,600	BNP Paribas SA	0.50	06/04/26	6,796,351
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,293,205
EUR	2,400	BNP Paribas SA	2.875	10/01/26	2,534,227
	4,500	BPCE SA	2.375	04/26/32	4,367,765
	$1,875	BPCE SA (a)	5.15	07/21/24	1,840,840
EUR	3,100	Credit Agricole Assurances SA	4.50	(e)	3,340,298
	2,000	Credit Agricole SA	2.625	03/17/27	2,086,449
	2,200	Credit Agricole SA	3.875	11/28/34	2,416,363

					32,825,557

		Total France			42,517,622

		Germany (1.6%)
		Basic Materials
	1,100	BASF SE	3.75	06/29/32	1,223,163
	400	BASF SE	4.50	03/08/35	461,389

					1,684,552

		Consumer, Cyclical
	2,300	Volkswagen International Finance NV	4.625	(e)	2,422,463

		Consumer, Non-Cyclical
	650	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	679,142
	600	Techem Verwaltungsgesellschaft 675 mbH	2.00	07/15/25	626,901

					1,306,043

		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,239,403

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Finance
EUR	1,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25%	05/26/49	$1,908,472
	3,000	Vonovia SE	0.625	12/14/29	2,515,093

					4,423,565

		Total Germany			12,076,026

		India (0.9%)
		Communications
	$1,290	Bharti Airtel Ltd.	4.375	06/10/25	1,269,769

		Energy
	1,900	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,808,054

		Industrials
	2,650	Fly Leasing Ltd. (a)	7.00	10/15/24	2,321,811
	1,800	Indian Railway Finance Corp. Ltd. (a)	3.57	01/21/32	1,594,935

					3,916,746

		Total India			6,994,569

		Ireland (0.5%)
		Finance
	2,275	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	2,041,385
EUR	1,678	Luminis Finance PLC	4.00 (d)	12/06/24	1,765,862

		Total Ireland			3,807,247

		Italy (0.6%)
		Finance
	3,000	Assicurazioni Generali SpA	5.50	10/27/47	3,329,149

		Industrials
	$1,300	F-Brasile SpA/F-Brasile U.S. LLC (a)(c)	7.375	08/15/26	1,093,300

		Total Italy			4,422,449

		Luxembourg (0.3%)
		Finance
EUR	1,000	Blackstone Property Partners Europe Holdings Sarl	1.25	04/26/27	884,695
	1,500	Blackstone Property Partners Europe Holdings Sarl	2.20	07/24/25	1,513,344

		Total Luxembourg			2,398,039

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Mexico (0.2%)
		Finance
	$1,593	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80%	12/18/34	$1,067,310

		Netherlands (1.6%)
		Communications
EUR	2,250	UPC Holding BV	3.875	06/15/29	2,067,097

		Consumer, Non-Cyclical
	700	Q-Park Holding I BV	1.50	03/01/25	728,376
	650	Q-Park Holding I BV (a)	1.50	03/01/25	676,350

					1,404,726

		Finance
	3,000	ASR Nederland NV	5.00	(e)	3,261,795
	2,000	ING Groep NV	1.00	11/13/30	1,973,021
	2,300	NN Group NV	4.50	(e)	2,448,329

					7,683,145

		Industrials
	$1,000	Trivium Packaging Finance BV (a)(c)	8.50	08/15/27	966,848

		Total Netherlands			12,121,816

		Panama (0.1%)
		Utilities
	1,000	AES Panama Generation Holdings SRL	4.375	05/31/30	868,410

		Poland (0.2%)
		Industrials
	2,080	Canpack SA/Canpack US LLC (a)	3.875	11/15/29	1,670,548

		Portugal (0.5%)
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70	07/20/80	1,809,471
	1,900	EDP - Energias de Portugal SA	2.875	06/01/26	2,050,068

		Total Portugal			3,859,539

		Spain (2.8%)
		Communications
	1,910	Lorca Telecom Bondco SA	4.00	09/18/27	1,939,532

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Non-Cyclical
EUR	1,675	Grifols SA	2.25%	11/15/27	$1,592,040
	425	Grifols SA (a)	2.25	11/15/27	403,951

					1,995,991

		Energy
	2,050	Repsol International Finance BV	2.50	(e)	1,971,306

		Finance
	2,500	Banco Santander SA	3.125	01/19/27	2,646,891
	$3,600	Banco Santander SA	5.179	11/19/25	3,553,917
EUR	7,200	CaixaBank SA	2.25	04/17/30	7,374,430

					13,575,238

		Utilities
	1,700	Iberdrola International BV	1.45	(e)	1,597,454

		Total Spain			21,079,521

		Sweden (0.2%)
		Finance
	2,100	Akelius Residential Property Financing BV	1.125	01/11/29	1,808,235

		Switzerland (0.9%)
		Finance
	$2,400	Credit Suisse Group AG (a)	2.593	09/11/25	2,238,122
EUR	1,450	Credit Suisse Group AG	2.875	04/02/32	1,356,551
	$1,725	Credit Suisse Group AG (a)	6.537	08/12/33	1,752,759
	1,375	UBS AG	5.125	05/15/24	1,342,344

		Total Switzerland			6,689,776

		Turkey (0.3%)
		Basic Materials
	2,670	Eldorado Gold Corp. (a)	6.25	09/01/29	2,485,543

		United Arab Emirates (0.3%)
		Energy
	2,400	Galaxy Pipeline Assets Bidco Ltd. (a)	2.625	03/31/36	1,985,105

		United Kingdom (2.5%)
		Communications
GBP	2,350	Virgin Media Secured Finance PLC	4.25	01/15/30	2,355,428

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Non-Cyclical
	$1,950	BAT Capital Corp.	4.906%	04/02/30	$1,883,474
	2,750	Imperial Brands Finance PLC (a)	3.125	07/26/24	2,660,318

					4,543,792

		Energy
	2,300	BP Capital Markets PLC	4.875	(e)	2,120,381

		Finance
EUR	1,700	Aviva PLC	3.875	07/03/44	1,833,909
	$2,075	Barclays PLC	3.932	05/07/25	2,029,389
	2,600	HSBC Holdings PLC	2.633	11/07/25	2,479,492
EUR	900	Lloyds Banking Group PLC	4.947	(e)	898,505
	$1,725	Standard Chartered PLC (a)	2.678	06/29/32	1,377,475

					8,618,770

		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,038,135

		Total United Kingdom			18,676,506

		United States (15.9%)
		Basic Materials
	$3,800	Celanese U.S. Holdings LLC	6.165	07/15/27	3,849,325
	1,335	Rain CII Carbon LLC/CII Carbon Corp. (a)	7.25	04/01/25	1,295,310

					5,144,635

		Communications
	1,306	Arches Buyer, Inc. (a)	4.25	06/01/28	1,125,426
	3,600	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	2,907,063
	2,200	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	2,087,842
	1,100	Clear Channel Outdoor Holdings, Inc. (a)(c)	7.75	04/15/28	835,901
	1,000	Match Group Financeco 2, Inc. (a)	0.875	06/15/26	884,212
	1,565	Newfold Digital Holdings Group, Inc. (a)	6.00	02/15/29	1,076,301
	1,970	Sirius XM Radio, Inc. (a)	3.875	09/01/31	1,490,878
	1,650	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738	09/20/29	1,639,501
	1,485	Uber Technologies, Inc. (c)	0.00 (b)	12/15/25	1,299,008

					13,346,132

		Consumer, Cyclical
	2,720	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	2,588,284

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,457	American Axle & Manufacturing, Inc. (c)	6.50%	04/01/27	$1,352,358
	820	American Greetings Corp. (a)	8.75	04/15/25	809,631
	2,260	Ferrellgas LP/Ferrellgas Finance Corp. (a)	5.375	04/01/26	2,109,144
	1,840	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (a)	6.75	01/15/30	1,492,223
	2,500	Ford Motor Credit Co. LLC	4.125	08/17/27	2,297,035
	1,375	General Motors Financial Co., Inc.	1.50	06/10/26	1,231,074
	3,000	Hyundai Capital America (a)	1.80	01/10/28	2,565,703
	2,075	Hyundai Capital America (a)(c)	3.00	02/10/27	1,917,703
	665	Lions Gate Capital Holdings LLC (a)	5.50	04/15/29	485,141
	2,150	Macy’s Retail Holdings LLC (a)(c)	5.875	03/15/30	1,911,178
	2,170	Peloton Interactive, Inc.	0.00 (b)	02/15/26	1,618,749
	1,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (a)	5.625	09/01/29	726,193
	2,400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	1,928,500
	1,570	Tempur Sealy International, Inc. (a)	3.875	10/15/31	1,303,827
	1,350	TPro Acquisition Corp. (a)	11.00	10/15/24	1,350,729
	4,250	Warnermedia Holdings, Inc. (a)	4.279	03/15/32	3,777,680

					29,465,152

		Consumer, Non-Cyclical
	220	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)(c)	6.00	06/01/29	172,683
	1,970	BioMarin Pharmaceutical, Inc.	0.599	08/01/24	2,033,636
	694	Dexcom, Inc. (c)	0.25	11/15/25	760,782
	1,050	Intercept Pharmaceuticals, Inc.	3.25	07/01/23	1,052,785
	2,275	JBS USA Food Co. (a)	2.50	01/15/27	2,027,662
	1,290	Medline Borrower LP (a)(c)	5.25	10/01/29	1,117,073
	1,500	Sotheby’s (a)	7.375	10/15/27	1,408,467
EUR	3,150	Upjohn Finance BV	1.362	06/23/27	3,079,570

					11,652,658

		Energy
	$1,625	Energy Transfer LP	4.95	06/15/28	1,618,627
	645	Global Partners LP/GLP Finance Corp.	6.875	01/15/29	605,107
	2,020	Global Partners LP/GLP Finance Corp.	7.00	08/01/27	1,954,794
	1,965	Matador Resources Co.	5.875	09/15/26	1,929,616
	1,876	ONEOK, Inc.	3.10	03/15/30	1,661,942
	1,475	ONEOK, Inc.	6.10	11/15/32	1,542,987
	2,100	Permian Resources Operating LLC (a)	5.875	07/01/29	1,989,379

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$2,125	Sabine Pass Liquefaction LLC	4.50%	05/15/30	$2,058,820
	2,275	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)	6.00	12/31/30	2,022,950

					15,384,222

		Finance
	1,375	Acrisure LLC/Acrisure Finance, Inc. (a)(c)	10.125	08/01/26	1,399,014
	1,375	Advisor Group Holdings, Inc. (a)	10.75	08/01/27	1,365,849
	1,300	Air Lease Corp.	0.80	08/18/24	1,221,200
	1,950	Ally Financial, Inc.	1.45	10/02/23	1,906,763
	1,875	Citigroup, Inc.	3.785	03/17/33	1,687,524
	1,585	Coinbase Global, Inc. (a)	3.375	10/01/28	958,925
	2,000	Corebridge Financial, Inc. (a)	3.65	04/05/27	1,890,130
	1,000	Enova International, Inc. (a)	8.50	09/01/24	997,393
	1,180	Global Atlantic Fin Co. (a)	4.70	10/15/51	944,494
EUR	2,450	Goldman Sachs Group, Inc.	2.00	11/01/28	2,443,078
	$1,425	Howard Hughes Corp. (a)	4.375	02/01/31	1,156,070
	2,060	Jane Street Group/JSG Finance, Inc. (a)	4.50	11/15/29	1,845,686
	1,610	Jefferies Finance LLC/JFIN Co.-Issuer Corp. (a)	5.00	08/15/28	1,355,433
EUR	3,100	JPMorgan Chase & Co.	0.597	02/17/33	2,559,008
	$2,575	JPMorgan Chase & Co.	1.953	02/04/32	2,076,850
EUR	1,200	Prologis Euro Finance LLC	1.875	01/05/29	1,182,487
	$1,175	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375	06/15/25	1,034,135
	1,975	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)	3.875	03/01/31	1,597,682
	1,350	Synchrony Bank	5.625	08/23/27	1,285,573

					28,907,294

		Industrials
	1,825	Boeing Co.	2.196	02/04/26	1,697,140
	1,300	LABL, Inc. (a)	8.25	11/01/29	1,131,000
	805	LABL, Inc. (a)	10.50	07/15/27	765,922
EUR	2,040	Standard Industries, Inc.	2.25	11/21/26	1,979,449
	$1,395	Trident TPI Holdings, Inc. (a)	6.625	11/01/25	1,395,872
	1,900	Vontier Corp.	1.80	04/01/26	1,701,239

					8,670,622

		Technology
	1,140	AthenaHealth Group, Inc. (a)(c)	6.50	02/15/30	937,432
	1,500	Dell International LLC/EMC Corp. (c)	5.75	02/01/33	1,520,789
EUR	1,600	Fidelity National Information Services, Inc.	1.50	05/21/27	1,609,228

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,300	McAfee Corp. (a)	7.375%	02/15/30	$1,080,383
	1,000	Tyler Technologies, Inc.	0.25	03/15/26	1,008,746
	551	Ziff Davis, Inc. (a)	4.625	10/15/30	484,688

					6,641,266

		Utilities
	2,000	Vistra Operations Co. LLC (a)	4.875	05/13/24	1,978,534

		Total United States			121,190,515

		Total Corporate Bonds (Cost $334,231,805)			309,153,028

		Sovereign (16.2%)
		Australia (1.2%)
AUD	16,300	Australia Government Bond	1.25	05/21/32	9,049,339

		Dominican Republic (0.8%)
	$1,700	Dominican Republic International Bond (a)	5.50	02/22/29	1,624,034
DOP	211,000	Dominican Republic International Bond (a)	13.625	02/03/33	4,586,921

		Total Dominican Republic			6,210,955

		Egypt (0.1%)
EUR	2,000	Egypt Government International Bond (a)	6.375	04/11/31	1,158,252

		Indonesia (1.8%)
IDR	28,000,000	Indonesia Treasury Bond	6.375	04/15/32	1,888,941
	29,142,000	Indonesia Treasury Bond	6.625	05/15/33	1,987,755
	29,000,000	Indonesia Treasury Bond	7.00	02/15/33	2,044,460
	100,000,000	Indonesia Treasury Bond	8.375	03/15/34	7,686,435

		Total Indonesia			13,607,591

		Ivory Coast (0.2%)
EUR	1,900	Ivory Coast Government International Bond (a)	4.875	01/30/32	1,591,934

		Mexico (5.7%)
MXN	320,000	Mexican Bonos	8.50	05/31/29	17,531,967
	232,500	Mexican Bonos, N	7.75	05/29/31	12,144,454
	145,421	Mexican Udibonos	4.00	11/30/28	7,911,306
EUR	1,100	Petroleos Mexicanos	2.75	04/21/27	970,642
	$1,800	Petroleos Mexicanos	5.95	01/28/31	1,331,691
	2,200	Petroleos Mexicanos	6.70	02/16/32	1,695,150
	2,000	Petroleos Mexicanos (a)(c)	10.00	02/07/33	1,859,228

		Total Mexico			43,444,438

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		New Zealand (2.1%)
NZD	7,700	New Zealand Government Bond	3.50%	04/14/33	$4,534,633
	7,800	New Zealand Government Bond	4.25	05/15/34	4,868,345
	9,900	New Zealand Government Bond	4.50	05/15/30	6,284,800

		Total New Zealand			15,687,778

		Nigeria (0.2%)
	$1,300	Africa Finance Corp. (a)	4.375	04/17/26	1,218,685

		Peru (0.2%)
PEN	6,700	Peru Government Bond	6.15	08/12/32	1,655,493

		Romania (0.3%)
EUR	2,530	Romania Government International Bond (a)	3.75	02/07/34	2,221,774

		South Africa (3.6%)
ZAR	83,000	Republic of South Africa Government Bond	8.00	01/31/30	4,065,945
	150,000	Republic of South Africa Government Bond	8.25	03/31/32	6,994,670
	67,000	Republic of South Africa Government Bond	8.875	02/28/35	3,075,755
	313,200	Republic of South Africa Government Bond	9.00	01/31/40	13,604,103

		Total South Africa			27,740,473

		Total Sovereign (Cost $126,354,260)			123,586,712

		Agency Fixed Rate Mortgages (1.0%)
	$1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50	10/01/32	629
		Federal National Mortgage Association Conventional Pools:
	16		6.50	05/01/28 - 01/01/32	16,424
	2		7.00	11/01/32	2,547
		May TBA:
	3,300	(f)	5.00	05/01/53	3,282,211
	4,400	(f)	5.50	05/01/53	4,437,812
		Government National Mortgage Association Various Pools:
	2		7.50	07/20/25	1,805
	6		8.00	10/15/23 - 05/15/30	5,903

		Total Agency Fixed Rate Mortgages (Cost $7,741,715)			7,747,331

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Asset-Backed Securities (10.9%)
	$754	ABFC Trust 1 Month USD LIBOR + 1.05%	6.07 (d)%	08/25/33	$731,000
	2,649	AMSR Trust (a)	3.867	01/19/39	2,380,201
	500	Apidos CLO XXXV 3 Month USD LIBOR + 5.75% (a)	11.00 (d)	04/20/34	449,997
	33	Asset-Backed Securities Corp. Home Equity Loan Trust 1 Month USD LIBOR + 0.38%	3.314(d)	03/25/36	31,716
	1,457	Bayview Financial Revolving Asset Trust 1 Month USD LIBOR + 1.00% (a)	6.025(d)	02/28/40	1,272,386
	104	Bear Stearns Asset-Backed Securities Trust	3.916(d)	07/25/36	102,659
	2,221	Blackbird Capital Aircraft Lease Securitization Ltd. (a)	4.213	12/16/41	2,040,357
	473	Business Loan Express Business Loan Trust 1 Month USD LIBOR + 0.40% (a)	5.353(d)	10/20/40	418,565
	1,088	Cascade MH Asset Trust (a)	4.00 (d)	11/25/44	1,029,343
		CBAM 2021-14 Ltd.
	500	3 Month USD LIBOR + 3.10% (a)	8.35 (d)	04/20/34	437,498
	250	3 Month USD LIBOR + 6.50% (a)	11.75 (d)	04/20/34	210,031
	605	Chase Funding Loan Acquisition Trust	5.50	08/25/34	559,595
	455	Citigroup Mortgage Loan Trust 1 Month USD LIBOR + 3.00% (a)	8.02 (d)	07/25/44	493,448
		Conn’s Receivables Funding LLC
	3,600	(a)	0.00 (b)	12/15/26	2,952,724
	3,631	(a)	4.59	05/15/26	3,540,677
	2,000	(a)	9.52	12/15/26	1,997,457
	1,500	CWABS Asset-Backed Certificates Trust 1 Month USD LIBOR + 1.58%	3.828(d)	03/25/35	1,239,224
	531	Diamond Resorts Owner Trust (a)	4.02	02/20/32	506,001
	1,867	ECAF I Ltd. (Cayman Islands) (a)	4.947	06/15/40	1,253,468
		Finance of America HECM Buyout
	4,290	(a)	6.00 (d)	08/01/32	3,073,623
	5,000	(a)	7.87 (d)	02/25/32	4,290,006
	4,000	FMC GMSR Issuer Trust (a)	7.17	04/25/27	3,631,358
	1,343	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00	12/15/44	625,033
		GSAA Home Equity Trust
	341		6.502	11/25/36	138,581
	65	1 Month USD LIBOR + 1.88%	6.895(d)	12/25/34	63,797
EUR	1,423	Hestia Financing 3 Month EURIBOR + 2.50% (Luxembourg)	4.842(d)	12/31/46	1,429,634

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$258	JOL Air Ltd. (Cayman Islands) (a)	4.948%	04/15/44	$184,256
	500	KKR CLO 16 Ltd. 3 Month USD LIBOR + 7.11% (a)	12.36 (d)	10/20/34	464,602
	1,376	LoanMe Trust (a)	5.00	09/15/34	1,248,742
	1,052	METAL LLC (a)	4.581	10/15/42	620,465
	3,140	MFA 2021-NPL1 LLC (a)	2.363	03/25/60	2,986,170
	3,017	New Residential Mortgage LLC (a)	5.437	06/25/25	2,893,091
GBP	2,000	Newday Funding PLC 3 Month GBP SONIA + 1.90% (United Kingdom) (a)	6.08 (d)	03/15/29	2,482,449
		Newtek Small Business Loan Trust
	$392	Daily U.S. Prime Rate - 0.55% (a)	7.45 (d)	02/25/44	386,467
	1,009	Daily U.S. Prime Rate + 0.10% (a)	8.10 (d)	12/25/48	963,170
	1,616	NRZ Advance Receivables Trust (a)	5.663	09/15/53	1,574,469
		NRZ Excess Spread-Collateralized Notes
	1,041	(a)	2.981	03/25/26	943,670
	2,322	Class A (a)	3.104	07/25/26	2,087,069
	2,828	Oakwood Mortgage Investors, Inc.	7.405(d)	06/15/31	392,941
	3,000	PMT FMSR Issuer Trust 1 Month USD LIBOR + 3.00% (a)	8.02 (d)	03/25/26	3,029,773
	3,095	PRET LLC, Class A1 (a)	1.843	09/25/51	2,846,559
		Progress Residential 2020-SFR1 Trust
	2,975	(a)	3.032	04/17/37	2,780,874
	2,447	(a)	3.431	04/17/37	2,288,341
	2,746	Raptor Aircraft Finance I LLC (a)	4.213	08/23/44	2,227,784
	313	ReadyCap Lending Small Business Loan Trust Daily U.S. Prime Rate - 0.50% (a)	7.50 (d)	12/27/44	299,364
	250	Regatta XVIII Funding Ltd. 3 Month USD LIBOR + 5.95% (a)	11.21 (d)	01/15/34	229,468
	2,250	Shenton Aircraft Investment Ltd. (Cayman Islands) (a)	4.75	10/15/42	1,873,490
	989	Start II Ltd. (Bermuda) (a)	4.089	03/15/44	876,134
	1,543	Start Ltd. (a)	4.089	05/15/43	1,344,877
	1,000	TICP VI Ltd. 3 Month USD LIBOR + 6.25% (a)	11.51 (d)	01/15/34	929,942
		Tricon American Homes Trust
	1,480	(a)	3.745	03/17/38	1,361,976
	4,000	(a)	4.882	07/17/38	3,814,469
	1,225	Trimaran Cavu 2021-1 Ltd. 3 Month USD LIBOR + 3.45% (Cayman Islands) (a)	8.723(d)	04/23/32	1,112,678

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Trinitas VI Ltd.
$1,000	3 Month USD LIBOR + 3.75% (a)	9.005(d)%	01/25/34	$900,700
1,000	3 Month USD LIBOR + 6.82% (a)	12.071(d)	01/25/34	915,450
2,214	VCAT LLC (a)	1.743	05/25/51	2,056,354
1,000	Vibrant XII Ltd. 3 Month USD LIBOR + 7.11% (a)	12.36 (d)	01/20/34	919,419
1,500	Wellfleet CLO 2022-1 Ltd. 3 Month Term SOFR + 4.14% (a)	9.126(d)	04/15/34	1,394,437

	Total Asset-Backed Securities (Cost $91,158,017)			83,328,029

	Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
4,926	Federal Home Loan Mortgage Corporation, IO	4.481(d)	11/25/55	1,401,500
478	Federal National Mortgage Association IO REMIC	0.404(d)	10/25/39	21,236
212		0.628(d)	03/25/44	5,977
74	6.55% - 1 Month USD LIBOR	1.53 (g)	08/25/41	1,864
614	Government National Mortgage Association, IO 6.25% - 1 Month USD LIBOR	1.297(g)	12/20/42	71,485

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,441,913)			1,502,062

	Commercial Mortgage-Backed Securities (4.1%)
40	BX Trust 1 Month USD LIBOR + 1.98% (a)	6.923(d)	09/15/37	39,155
535	CG-CCRE Commercial Mortgage Trust 1 Month USD LIBOR + 1.85% (a)	6.802(d)	11/15/31	512,628
900	Citigroup Commercial Mortgage Trust (a)	3.62 (d)	12/10/41	640,156
	Commercial Mortgage Trust
1,500	(a)	3.513(d)	08/15/57	1,310,024
300		4.731(d)	02/10/47	260,976
139	(a)	4.894(d)	07/15/47	125,338
3,145	IO	0.651(d)	02/10/47	6,104
2,350	COOF Securitization Trust, IO (a)	2.433(d)	10/25/40	117,715
3,506	COOF Securitization Trust II, IO (a)	2.394(d)	08/25/41	152,728
	Credit Suisse Mortgage Trust
2,634	Class A, 1 Month Term SOFR + 3.57% (a)	8.464(d)	05/15/23	2,419,617
3,000	Class A, 1 Month USD LIBOR + 3.50% (a)	8.448(d)	12/15/35	2,995,828
2,800	Class A, 1 Month USD LIBOR + 3.71% (a)	8.662(d)	08/15/23	2,611,228
3,713	Class A, 1 Month USD LIBOR + 3.97% (a)	8.917(d)	04/15/26	3,658,135

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Federal Home Loan Mortgage Corporation
	$189	1 Month USD LIBOR + 5.25% (a)	10.108(d)%	07/25/26	$186,225
	7,000	IO	2.72 (d)	01/25/49	1,085,336
	6,430	IO	3.174(d)	11/25/36	1,759,795
	31,675	GS Mortgage Securities Corportation Trust, IO (a)	0.61 (d)	10/10/32	127,813
	2,783	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.954(d)	07/15/47	10,818
		JPMBB Commercial Mortgage Securities Trust
	136	(a)	4.129(d)	09/15/47	117,800
	405	(a)	4.801(d)	04/15/47	375,107
	2,620	IO	1.093(d)	08/15/47	17,026
		KGS-Alpha SBA COOF Trust
		IO
	424	(a)	2.62 (d)	04/25/40	21,625
	401	(a)	2.828(d)	07/25/41	42,451
	1,500	MFT Mortgage Trust (a)	3.392(d)	08/10/40	1,072,394
	1,500	MKT 2020-525M Mortgage Trust (a)	3.039(d)	02/12/40	825,831
	176	Multifamily Connecticut Avenue Securities Trust 1 Month USD LIBOR + 1.95% (a)	6.97 (d)	03/25/50	174,713
	1,500	Natixis Commercial Mortgage Securities Trust (a)	4.272(d)	05/15/39	1,102,551
	3,000	SG Commercial Mortgage Securities Trust (a)	3.593(d)	09/15/39	2,251,607
	1,091	Sutherland Commercial Mortgage Trust (a)	2.23 (d)	12/25/41	1,003,112
EUR	395	Taurus 2018-1 IT SRL 3 Month EURIBOR + 1.00% (Italy)	3.703(d)	05/18/30	431,447
	$1,618	Velocity Commercial Capital Trust (a)	6.90	05/25/47	1,599,318
	2,611	VMC Finance 2021-HT1 LLC 1 Month USD LIBOR + 1.65% (a)	6.609(d)	01/18/37	2,521,488
	900	Wells Fargo Commercial Mortgage Trust (a)	4.51 (d)	04/15/50	742,730
	541	WFRBS Commercial Mortgage Trust (a)	5.152(d)	09/15/46	484,952

		Total Commercial Mortgage-Backed Securities (Cost $34,543,444)			30,803,771

		Mortgages - Other (18.0%)
	2,158	510 Asset Backed 2021-NPL1 Trust (a)	2.24	06/25/61	2,012,845
	2,939	510 Asset Backed 2021-NPL2 Trust (a)	2.116	06/25/61	2,696,547
		Alternative Loan Trust
	110		3.109(d)	10/25/35	104,733
	39		3.606(d)	08/25/35	34,550
	87		3.672(d)	05/25/36	72,347
	85	1 Month USD LIBOR + 0.36%	5.38 (d)	05/25/47	72,184

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$177	1 Month USD LIBOR + 0.50%	5.50 (d)%	10/25/35	$113,136
	32		5.50	02/25/36	20,089
	142		6.00	07/25/37	90,788
	364		6.00	04/25/36	187,499
	80	Banc of America Alternative Loan Trust 1 Month USD LIBOR + 0.65%	5.67 (d)	07/25/46	63,603
		Banc of America Funding Trust
	10		5.25	07/25/37	9,250
	352		5.50	09/25/35	330,665
	49		6.00	07/25/37	41,271
GBP	800	Banna RMBS DAC 3 Month GBP SONIA + 3.50% (United Kingdom)	7.70 (d)	12/30/63	977,386
	$74	BCAP LLC Trust (a)	3.857(d)	03/26/37	61,671
	48	Bear Stearns ARM Trust	3.607(d)	05/25/47	37,122
	2,193	Bellemeade Re 2018-3 Ltd. 1 Month USD LIBOR + 2.75% (a)	7.77 (d)	10/25/28	2,196,851
	3,300	Boston Lending Trust (a)	3.25 (d)	05/25/62	2,755,370
	2,704	Brean Asset Backed Securities Trust (a)	1.40 (d)	10/25/63	2,340,578
		Cascade Funding Mortgage Trust
	2,317	(a)	2.00 (d)	09/25/50	2,042,652
	1,024	(a)	2.00 (d)	02/25/52	794,221
	409	(a)	2.80 (d)	06/25/69	396,354
	4,000	(a)	2.91 (d)	02/25/31	3,693,870
	4,500	(a)	3.25 (d)	11/25/35	3,963,741
	3,000	(a)	3.735(d)	06/25/36	2,743,379
	5,500	(a)	3.75 (d)	04/25/25	4,418,260
	5,243	(a)	4.00 (d)	06/25/69	4,531,121
	3,570	(a)	4.00 (d)	10/25/68	3,424,160
	4,500	(a)	5.072(d)	10/27/31	4,104,329
	3,000	(a)	5.683(d)	02/25/31	2,774,082
	93	Chase Mortgage Finance Trust 1 Month USD LIBOR + 0.60%	5.62 (d)	02/25/37	27,811
	56	ChaseFlex Trust	6.50	02/25/35	48,502
		CHL Mortgage Pass-Through Trust
	257		4.952(d)	09/25/34	228,974
	85		5.50	05/25/34	83,133
	649		6.00	12/25/36	394,196
	3,129	CIM Trust (a)	2.569	07/25/55	2,997,744
	1,126	Citigroup Mortgage Loan Trust (a)	2.50 (d)	05/25/51	919,764

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$66		4.243(d)%	11/25/36	$58,507
	1,653	Credit Suisse Mortgage Trust	6.50	05/25/36	545,753
		CSFB Mortgage-Backed Pass-Through Certificates
	238		6.50	12/25/33	237,231
	276		7.50	10/25/32	272,038
EUR	550	Dssv Sarl 3 Month EURIBOR + 3.00% (Spain)	5.288(d)	10/15/24	594,339
	$4,284	Eagle RE 2019-1 Ltd. 1 Month USD LIBOR + 4.50% (a)	9.52 (d)	04/25/29	4,377,444
EUR	208	EMF-NL Prime 3 Month EURIBOR + 0.80% (Netherlands)	3.977(d)	04/17/41	216,268
	757	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Germany)	2.722(d)	08/02/50	620,770
		FMC GMSR Issuer Trust
	$4,000	Class A (a)	3.62 (d)	07/25/26	3,505,259
	1,600	(a)	4.44 (d)	10/25/26	1,250,457
	2,000	(a)	4.45 (d)	01/25/26	1,835,014
GBP	1,400	Great Hall Mortgages No. 1 PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	7.291(d)	06/18/38	1,665,832
		GSR Mortgage Loan Trust
	$88		3.334(d)	03/25/37	53,334
	11		3.91 (d)	05/25/35	8,013
	309		4.035(d)	12/25/34	277,523
	920		5.50	03/25/35	810,134
	214	HarborView Mortgage Loan Trust	3.999(d)	05/19/33	196,163
	4,000	Headlands Residential 2021-RPL1 LLC (a)	2.487(d)	09/25/26	3,766,494
EUR	739	IM Pastor 4 FTA 3 Month EURIBOR + 0.14% (Spain)	2.89 (d)	03/22/44	707,912
	$19	Impac CMB Trust 1 Month USD LIBOR + 0.78%	5.80 (d)	10/25/35	19,013
	3,191	Imperial Fund Mortgage Trust, Class A1	7.369	11/25/67	3,278,987
	123	JP Morgan Alternative Loan Trust	6.00	12/25/35	87,386
	3,253	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35	07/13/52	3,057,624
EUR	903	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	3.093(d)	09/16/48	888,346
		Lehman Mortgage Trust
	$77		5.50	02/25/36	41,968
	340		6.50	09/25/37	123,036
EUR	818	Ludgate Funding PLC 3 Month EURIBOR + 0.42% (United Kingdom)	3.136(d)	12/01/60	772,819

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
EUR	880	3 Month EURIBOR + 0.85% (United Kingdom)	3.902(d)%	01/01/61	$890,478
	503	3 Month EURIBOR + 1.10% (United Kingdom)	4.152(d)	01/01/61	498,149
		Mansard Mortgages PLC
GBP	417	3 Month GBP SONIA + 1.22% (United Kingdom)	5.419(d)	10/15/48	462,068
	357	3 Month GBP SONIA + 2.12% (United Kingdom)	6.277(d)	12/15/49	433,643
	766	3 Month GBP SONIA + 3.12% (United Kingdom)	7.277(d)	12/15/49	934,667
		MASTR Alternative Loan Trust
	$632		5.50	02/25/35	588,150
	678		6.00	05/25/33	641,789
	27	MASTR Asset Securitization Trust 1 Month USD LIBOR + 6.00%	6.00 (d)	06/25/36	17,149
	1,136	Merrill Lynch Mortgage Investors Trust, IO (a)	0.098(d)	02/25/36	11
GBP	2,000	Mortgage Funding PLC 3 Month GBP SONIA + 3.32% (United Kingdom)	7.472(d)	03/13/46	2,443,580
	$96	MortgageIT Trust 1 Month USD LIBOR + 0.90%	5.92 (d)	10/25/35	93,032
GBP	674	Newgate Funding PLC 3 Month GBP LIBOR + 3.00% (United Kingdom)	7.245(d)	12/15/50	762,711
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$2,061		5.755(d)	06/25/36	587,664
	96		6.517(d)	06/25/36	92,732
	4,757	NYMT Loan Trust (a)	2.944(d)	10/25/60	4,723,773
	2,351	PMC PLS ESR Issuer LLC (a)	5.114	02/25/27	2,242,691
		PNMAC GMSR Issuer Trust
	3,337	1 Month USD LIBOR + 2.65% (a)	7.67 (d)	08/25/25	3,294,423
	3,000	1 Month USD LIBOR + 3.85% (a)	8.87 (d)	02/25/25	3,001,708
		RALI Trust
	55		6.00	04/25/36	43,834
	33		6.00	01/25/37	26,139
		Reperforming Loan REMIC Trust
	131	(a)	6.50	03/25/35	135,200
	127	(a)	7.50	11/25/34	122,926
	254	RFMSI Series Trust	6.00	07/25/36	214,175
GBP	500	RMAC Securities No. 1 PLC 3 Month GBP SONIA + 0.59% (United Kingdom)	4.741(d)	06/12/44	590,229
		RMF Buyout Issuance Trust
	$3,500	(a)	3.63 (d)	10/25/50	2,962,263
	1,200	(a)	3.69 (d)	11/25/31	1,011,789
	4,000	(a)	4.50 (d)	04/25/32	2,604,048

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$8,138	(a)	6.00%	10/25/50	$5,726,273
	2,204	RMF Proprietary Issuance Trust (a)	3.25 (d)	04/26/60	1,818,639
		Seasoned Credit Risk Transfer Trust
	1,214	(a)	3.75 (d)	09/25/55	1,073,108
	2,700	(a)	4.25 (d)	08/25/59	2,304,072
	1,000	(a)	4.50 (d)	02/25/59	855,228
	2,200		4.75 (d)	10/25/58	1,982,616
	208	Sequoia Mortgage Trust 1 Month USD LIBOR + 0.62%	5.573(d)	07/20/33	195,265
	5,325	Stanwich Mortgage Loan Co. LLC (a)	2.735	10/16/26	4,980,160
	57	STARM Mortgage Loan Trust	3.669(d)	10/25/37	49,666
		Structured Adjustable Rate Mortgage Loan Trust
	321		3.562(d)	11/25/34	286,048
	315		5.169(d)	02/25/35	296,635
	390	Structured Asset Mortgage Investments II Trust	2.294(d)	04/19/35	338,091
	1,141	Structured Asset Securities Corp., IO (a)	0.175(d)	07/25/35	29,162
	2,385	Structured Asset Securities Corp. Reverse Mortgage Loan Trust
		1 Month USD LIBOR + 1.85% (a)	6.87 (d)	05/25/47	2,213,314
EUR	2,288	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	3.215(d)	12/28/50	2,106,813
AUD	3,800	Vermilion Bond Trust, Class C 1 Month BBSW + 3.80% (Australia)	7.395(d)	12/14/58	2,520,848
	$216	Wells Fargo Alternative Loan Trust	5.056(d)	07/25/37	201,973

		Total Mortgages - Other (Cost $148,136,593)			137,469,374

		Senior Loan Interests (0.7%)
	5,625	Cuenca Enterprises, Inc. (Cayman Islands) (Cost $5,625,000)	(h)	12/15/26	5,625,000

		Supranational (0.6%)
	1,800	African Export-Import Bank (a)	3.798	05/17/31	1,470,960
		Banque Ouest Africaine de Developpement
EUR	780	(a)	2.75	01/22/33	635,905
	$2,600	(a)	4.70	10/22/31	2,132,169

		Total Supranational (Cost $5,178,980)			4,239,034

NUMBER OF SHARES
		Investment Company (0.1%)
	5,000	iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $550,500)			549,650

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (9.9%)
	U.S. Treasury Securities (0.8%)
	U.S. Treasury Bill
$110	(i)	4.504%	11/30/23	$107,135
5,315	(c)(i)	5.01	11/30/23	5,176,581
830	(c)(i)	5.108	11/30/23	808,384

	Total U.S. Treasury Securities (Cost $6,087,108)			6,092,100

NUMBER OF SHARES (000)
	Investment Company (5.6%)
42,402	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $42,401,752)			42,401,752

	Securities held as Collateral on Loaned Securities (3.5%)
	Investment Company (3.5%)
27,004	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $27,004,168)			27,004,168

	Total Short-Term Investments (Cost $75,493,028)			75,498,020

	Total Investments (Cost $830,455,255) including $29,016,074 of Securities Loaned (j)(k)(l)		102.3%	779,502,011
	Liabilities in Excess of Other Assets		(2.3)	(17,210,870)

	Net Assets		100.0%	$762,291,141

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

BBSW	Australia’s Bank Bill Swap.
CLO	Collateralized Loan Obligation.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

(c)	All or a portion of this security was on loan at April 30, 2023.
(d)

Floating or variable rate securities: The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)

Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2023.

(f)	Security is subject to delayed delivery.
(g)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2023.
(h)	Unsettled Position. The contract rate does not take effect until settlement date.
(i)	Rate shown is the yield to maturity at April 30, 2023.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and a swap agreement.
(k)	All or a portion of the security was pledged to cover margin requirements for a swap agreement.
(l)

At April 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,188,897 and the aggregate gross unrealized depreciation is $66,020,147, resulting in net unrealized depreciation of $53,831,250.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2023:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group Ltd.	NZD	1,444,951		$886,794	5/11/23	$(6,733)
Australia and New Zealand Banking Group Ltd.		$27,672	AUD	41,063	5/11/23	(491)
Australia and New Zealand Banking Group Ltd.		$4,893,163	EUR	4,600,000	5/11/23	178,094
Bank of America NA	EUR	125,315,328		$136,838,072	5/11/23	(1,315,446)
Bank of America NA	PEN	6,295,000		$1,647,690	5/11/23	(49,902)
Bank of America NA		$7,702,945	THB	253,735,000	5/11/23	(266,708)
Barclays Bank PLC	EUR	1,445,000		$1,553,389	5/11/23	(39,647)
Barclays Bank PLC	EUR	2,091		$2,224	5/11/23	(82)
Barclays Bank PLC	EUR	2,815,000		$2,987,419	5/11/23	(115,970)
Barclays Bank PLC	GBP	1,863,265		$2,326,048	5/11/23	(16,075)
Barclays Bank PLC	MXN	84,940,000		$4,693,028	5/11/23	(23,059)
Barclays Bank PLC	SEK	40,042,000		$3,861,156	5/11/23	(45,027)
Barclays Bank PLC	THB	104,180,000		$3,033,780	5/11/23	(19,434)
Barclays Bank PLC		$3,323,013	EUR	3,131,560	5/11/23	129,366

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

Foreign Currency Forward Exchange Contracts: (cont’d)

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC		$991,685	EUR	907,500	5/11/23	$8,786
Barclays Bank PLC		$1,901,055	EUR	1,720,773	5/11/23	(3,994)
Barclays Bank PLC		$255,042	GBP	205,342	5/11/23	3,073
Barclays Bank PLC		$4,650,723	MXN	84,940,000	5/11/23	65,364
BNP Paribas SA	BRL	5,157,500		$964,884	5/11/23	(67,429)
BNP Paribas SA	CHF	3,445,000		$3,721,056	5/11/23	(136,578)
BNP Paribas SA	IDR	31,683,610,000		$2,080,889	5/11/23	(78,325)
BNP Paribas SA	IDR	28,192,425,000		$1,851,111	5/11/23	(70,180)
BNP Paribas SA	MXN	32,299,713		$1,770,378	5/11/23	(22,985)
BNP Paribas SA	MXN	21,288,665		$1,168,357	5/11/23	(13,644)
BNP Paribas SA	THB	51,325,000		$1,472,661	5/11/23	(31,526)
BNP Paribas SA		$235,134	AUD	353,096	5/11/23	(1,404)
BNP Paribas SA		$3,802,946	CHF	3,389,000	5/11/23	(8,020)
BNP Paribas SA		$345,070	ZAR	6,187,500	5/11/23	(7,064)
BNP Paribas SA	ZAR	518,492,640		$29,663,578	5/11/23	1,339,774
Citibank NA		$988,927	EUR	907,500	5/11/23	11,544
Credit Agricole CIB	MXN	32,525,000		$1,745,278	5/11/23	(60,594)
Goldman Sachs International	IDR	26,920,490,000		$1,765,973	5/11/23	(68,637)
Goldman Sachs International	JPY	39,371,000		$291,786	5/11/23	2,421
Goldman Sachs International	MXN	863,816		$45,077	5/11/23	(2,884)
Goldman Sachs International	MXN	16,534,195		$909,635	5/11/23	(8,386)
Goldman Sachs International	MXN	8,983,110		$494,615	5/11/23	(4,151)
Goldman Sachs International	NZD	13,847,938		$8,845,578	5/11/23	282,306
Goldman Sachs International		$5,551,180	BRL	28,336,000	5/11/23	120,489
Goldman Sachs International		$3,778,289	HUF	1,383,045,000	5/11/23	296,038
Goldman Sachs International		$209,558	MXN	3,959,460	5/11/23	10,281
Goldman Sachs International		$3,367,542	MXN	60,725,135	5/11/23	4,074
Goldman Sachs International		$83,071	NZD	134,750	5/11/23	255
HSBC Bank PLC	EUR	900,000		$963,949	5/11/23	(28,253)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

Foreign Currency Forward Exchange Contracts: (cont’d)

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	EUR	200,000		$212,202	5/11/23	$(8,288)
HSBC Bank PLC	MXN	235,083		$12,929	5/11/23	(124)
HSBC Bank PLC		$47,404	MXN	863,815	5/11/23	558
JPMorgan Chase Bank NA	AUD	17,163,299		$12,006,740	5/11/23	645,597
JPMorgan Chase Bank NA	BRL	7,005,000		$1,365,444	5/11/23	(36,661)
JPMorgan Chase Bank NA	BRL	5,157,500		$964,001	5/11/23	(68,313)
JPMorgan Chase Bank NA	EUR	3,584,000		$3,892,102	5/11/23	(59,068)
JPMorgan Chase Bank NA	EUR	5,973,246		$6,435,479	5/11/23	(149,709)
JPMorgan Chase Bank NA	EUR	2,218,600		$2,383,673	5/11/23	(62,216)
JPMorgan Chase Bank NA	GBP	9,611,518		$11,686,116	5/11/23	(395,557)
JPMorgan Chase Bank NA	JPY	463,451,000		$3,539,485	5/11/23	133,260
JPMorgan Chase Bank NA	JPY	480,000,000		$3,665,888	5/11/23	138,032
JPMorgan Chase Bank NA	JPY	510,775,000		$3,754,316	5/11/23	273
JPMorgan Chase Bank NA	MXN	91,840,000		$4,796,031	5/11/23	(303,162)
JPMorgan Chase Bank NA		$1,957,786	EUR	1,814,692	5/11/23	42,816
JPMorgan Chase Bank NA		$751,901	EUR	688,639	5/11/23	7,288
JPMorgan Chase Bank NA		$3,836,489	JPY	506,730,000	5/11/23	(112,176)
JPMorgan Chase Bank NA		$3,840,558	NOK	40,279,000	5/11/23	(59,468)
State Street Bank and Trust Co.	MXN	24,964,933		$1,296,572	5/11/23	(89,546)
UBS AG	EUR	200,000		$214,840	5/11/23	(5,649)
UBS AG	IDR	31,439,545,000		$2,111,454	5/11/23	(31,127)
UBS AG	MXN	357,377,703		$18,659,098	5/11/23	(1,183,432)
UBS AG	MXN	11,556		$618	5/11/23	(23)
UBS AG	MXN	10,606,426		$581,816	5/11/23	(7,080)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

Foreign Currency Forward Exchange Contracts: (cont'd)

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG	MXN	17,014,253		$937,627	5/11/23	$(7,049)
UBS AG	MXN	34,527,072		$1,902,461	5/11/23	(14,571)
UBS AG	MXN	11,879,096		$651,139	5/11/23	(8,419)
UBS AG	NZD	1,379,263		$855,291	5/11/23	2,384
UBS AG	NZD	4,932,744		$3,061,187	5/11/23	10,882
UBS AG	NZD	3,771,627		$2,353,420	5/11/23	21,125
UBS AG		$16,151	AUD	23,637	5/11/23	(504)
UBS AG		$162,051	AUD	240,807	5/11/23	(2,651)
UBS AG		$51,281	AUD	76,571	5/11/23	(596)
UBS AG		$859,028	EUR	790,034	5/11/23	11,943
UBS AG		$6,141,625	EUR	5,700,000	5/11/23	142,324
UBS AG		$3,118,327	EUR	2,910,000	5/11/23	89,794
UBS AG		$3,704,316	EUR	3,425,000	5/11/23	71,566
UBS AG		$611,585	EUR	553,329	5/11/23	(1,569)
UBS AG		$55,414	GBP	46,467	5/11/23	2,995
UBS AG		$7,637,294	JPY	982,822,000	5/11/23	(413,848)
UBS AG		$3,757,659	JPY	489,440,000	5/11/23	(160,422)
UBS AG		$162,965	ZAR	2,973,125	5/11/23	(551)

						$(1,921,705)

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2023:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

Long:
Australian 10 Yr. Bond (Australia)	158	Jun-23	AUD	15,800	$12,802,620	$53,678
German Euro-Bobl Index (Germany)	27	Jun-23	EUR	2,700	3,509,762	(2,097)
German Euro-Bund Index (Germany)	47	Jun-23		4,700	7,020,560	(4,630)
U.S. Treasury 10 yr. Note (United States)	22	Jun-23		$2,200	2,534,469	(18,148)
U.S. Treasury 5 yr. Note (United States)	317	Jun-23		31,700	34,788,274	(23,249)
U.S. Treasury Long Bond (United States)	56	Jun-23		5,600	7,372,750	304,551
U.S. Ultra Treasury 10 yr. Note (United States)	81	Jun-23		8,100	9,837,703	91,417
Ultra Long Term U.S. Treasury Bond (United States)	67	Jun-23		6,700	9,474,219	371,821

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

Futures Contracts: (cont'd)

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

Short:
German Short Euro-BTP Index (Germany)	312	Jun-23	EUR	(31,200)	$(36,197,959)	$(343,592)
U.S. Treasury 2 yr. Note (United States)	85	Jun-23		$(17,000)	(17,523,945)	(138,070)

						$291,681

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at April 30, 2023:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/ RECEIVED FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID	UNREALIZED DEPRECIATION

Morgan Stanley & Co. LLC*
CDX.NA.HY.S40	NR	Buy	5.00%	Quarterly	6/20/28	$57,100	$(1,119,809)	$128,173	$(1,247,982)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	Not rated.

AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
SEK	— Swedish Krona
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2023 (unaudited)

Assets:
Investments in securities, at value (cost $761,049,335) (Including $29,016,074 for securities loaned)	$710,096,091
Investment in affiliate, at value (cost $69,405,920)	69,405,920

Total investments in securities, at value (cost $830,455,255)	779,502,011
Unrealized appreciation on open foreign currency forward exchange contracts	3,772,702
Cash (including foreign currency valued at $1,965,440 with a cost of $1,960,537)	14,361,372
Receivable for:
Interest	8,619,341
Variation margin on open futures contracts	3,050,090
Investments sold	766,903
Shares of beneficial interest sold	301,478
Dividends from affiliate	120,768
Foreign withholding taxes reclaimed	39,473
Securities lending income	8,101
Prepaid expenses and other assets	261,731

Total Assets	810,803,970

Liabilities:
Collateral on securities loaned, at value	27,004,168
Unrealized depreciation on open foreign currency forward exchange contracts	5,694,407
Due to broker	600,000
Payable for:
Investments purchased	12,860,272
Shares of beneficial interest redeemed	1,390,201
Advisory fee	196,958
Dividends to shareholders	187,044
Variation Margin on Swap Agreements	139,023
Transfer and sub transfer agent fees	64,680
Administration fee	50,106
Trustees’ fees	38,655
Distribution fee	25,590
Deferred capital gain country tax	5,100
Accrued expenses and other payables	256,625

Total Liabilities	48,512,829

Net Assets	$762,291,141

Composition of Net Assets:
Paid-in-Capital	$867,434,045
Total Accumulated Loss	(105,142,904)

Net Assets	$762,291,141

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Assets and Liabilities April 30, 2023 (unaudited)

Class A Shares:
Net Assets	$55,823,928
Shares Outstanding (unlimited shares authorized, $0.01 par value)	11,146,922

Net Asset Value Per Share	$5.01

Maximum Offering Price Per Share
(net asset value plus 3.36% of net asset value)	$5.18

Class L Shares:
Net Assets	$2,530,653
Shares Outstanding (unlimited shares authorized, $0.01 par value)	505,508

Net Asset Value Per Share	$5.01

Class I Shares:
Net Assets	$497,671,716
Shares Outstanding (unlimited shares authorized, $0.01 par value)	98,001,353

Net Asset Value Per Share	$5.08

Class C Shares:
Net Assets	$15,734,166
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,146,076

Net Asset Value Per Share	$5.00

Class R6 Shares:
Net Assets	$190,520,037
Shares Outstanding (unlimited shares authorized, $0.01 par value)	37,503,025

Net Asset Value Per Share	$5.08

Class IR Shares:
Net Assets	$10,641
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,095

Net Asset Value Per Share	$5.08

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2023 (unaudited)

Net Investment Income:
Income
Interest (net of $23,329 foreign withholding tax)	$19,171,440
Dividends from affiliate (Note 7)	813,436
Income from securities loaned — net	55,596
Dividends	28,631

Total Income	20,069,103

Expenses
Advisory fee (Note 4)	1,205,391
Administration fee (Note 4)	301,348
Sub transfer agent fees and expenses (Class A Shares)	26,168
Sub transfer agent fees and expenses (Class L Shares)	1,099
Sub transfer agent fees and expenses (Class I Shares)	177,120
Sub transfer agent fees and expenses (Class C Shares)	5,915
Distribution fee (Class A Shares) (Note 5)	73,086
Distribution fee (Class L Shares) (Note 5)	7,016
Distribution fee (Class C Shares) (Note 5)	84,034
Professional fees	119,436
Registration fees	95,267
Custodian fees (Note 9)	42,957
Shareholder reports and notices	27,140
Transfer agent fees and expenses (Class A Shares) (Note 6)	6,619
Transfer agent fees and expenses (Class L Shares) (Note 6)	1,636
Transfer agent fees and expenses (Class I Shares) (Note 6)	8,305
Transfer agent fees and expenses (Class C Shares) (Note 6)	3,850
Transfer agent fees and expenses (Class R6 Shares) (Note 6)	1,404
Transfer agent fees and expenses (Class IR Shares) (Note 6)	938
Trustees’ fees and expenses	9,046
Other	55,230

Total Expenses	2,253,005

Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(32,750)
Less: reimbursement of class specific expenses (Class IR shares) (Note 4)	(937)

Net Expenses	2,219,318

Net Investment Income	17,849,785

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2023 (unaudited)

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	$(11,041,593)
Foreign currency forward exchange contracts	(5,757,405)
Foreign currency translation	333,531
Futures contracts	1,323,840
Swap agreements	(5,555,917)

Net Realized Loss	(20,697,544)

Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of increase in deferred capital gain country tax of $ 5,100)	48,270,203
Foreign currency forward exchange contracts	(9,020,034)
Foreign currency translation	192,778
Futures contracts	(1,555,680)
Swap agreements	2,482,185

Net Change in Unrealized Appreciation (Depreciation)	40,369,452

Net Gain	19,671,908

Net Increase in Net Assets Resulting from Operations	$37,521,693

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2023	FOR THE YEAR ENDED OCTOBER 31, 2022
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$17,849,785	$29,614,307
Net realized loss	(20,697,544)	(3,387,046)
Net change in unrealized appreciation (depreciation)	40,369,452	(104,787,194)

Net Increase (Decrease) in Net Assets Resulting from Operations	37,521,693	(78,559,933)

Dividends and Distributions to Shareholders:
Class A Shares	(2,403,963)	(3,106,529)
Class L Shares	(112,349)	(137,204)
Class I Shares	(20,698,136)	(23,005,316)
Class C Shares	(635,254)	(759,229)
Class R6 Shares*	(7,830,685)	(9,484,097)
Class IR Shares	(437)	(458)

Total Dividends and Distributions to Shareholders	(31,680,824)	(36,492,833)

Net increase (decrease) from transactions in shares of beneficial interest	66,740,729	(242,186,179)

Net Increase (Decrease)	72,581,598	(357,238,945)

Net Assets:
Beginning of Period	689,709,543	1,046,948,488

End of Period	$762,291,141	$689,709,543

*	Effective April 29, 2022, Class IS Shares were renamed Class R6 Shares.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. The Fund’s primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a–5 under the Act, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a–5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Senior Loans — Senior Loans are typically structured by a syndicate of lenders (“Lenders”), one or more of which administers the Senior Loan on behalf of the Lenders (“Agent”). Lenders may sell interests in Senior Loans to third parties (“Participations”) or may assign all or a portion of their interest in a Senior Loan to third parties (“Assignments”). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

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F. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—	investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—	investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company (“State Street”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to

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the borrowers and compensation to the lending agent, and is recorded as “Income from securities loaned — net” in the Fund’s Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2023:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
$29,016,074(a)	$—	$(29,016,074)(b)(c)	$0

(a)	Represents market value of loaned securities at period end.
(b)

The Fund received cash collateral of $27,004,168, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $2,584,605 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)	The actual collateral received is greater than the amount shown here due to overcollateralization.

Financial Accounting Standards Board (“FASB”) ASC 860, “Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2023:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate bonds	$27,004,168	$—	$—	$—	$27,004,168
Total Borrowings	$27,004,168	$—	$—	$—	$27,004,168
Gross amount of recognized liabilities for securities lending transactions					$27,004,168

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid

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monthly. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●

Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$309,153,028	$—	$309,153,028
Sovereign	—	123,586,712	—	123,586,712
Agency Fixed Rate Mortgages	—	7,747,331	—	7,747,331
Asset-Backed Securities	—	83,328,029	—	83,328,029
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,502,062	—	1,502,062
Commercial Mortgage-Backed Securities	—	30,803,771	—	30,803,771
Mortgages - Other	—	137,469,374	—	137,469,374
Senior Loan Interests	—	5,625,000	—	5,625,000
Supranational	—	4,239,034	—	4,239,034
Total Fixed Income Securities	—	703,454,341	—	703,454,341
Investment Company	549,650	—	—	549,650
Short-Term Investments
U.S. Treasury Securities	—	6,092,100	—	6,092,100
Investment Company	69,405,920	—	—	69,405,920
Total Short-Term Investments	69,405,920	6,092,100	—	75,498,020
Foreign Currency Forward Exchange Contracts	—	3,772,702	—	3,772,702
Futures Contracts	821,467	—	—	821,467
Total Assets	70,777,037	713,319,143	—	784,096,180
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(5,694,407)	—	(5,694,407)

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INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Liabilities: (cont’d)
Futures Contracts	$(529,786)	$—	$—	$(529,786)
Credit Default Swap Agreement	—	(1,247,982)	—	(1,247,982)
Total Liabilities	(529,786)	(6,942,389)	—	(7,472,175)
Total	$70,247,251	$706,376,754	$—	$776,624,005

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund’s exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-

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Adviser seek to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract (“currency contract”) is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are

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received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission (“CFTC”) approval of contracts for central clearing and exchange trading.

The Fund’s use of swaps during the period included those based on the credit of an underlying security commonly referred to as “credit default swaps.” The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the

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term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to) broker” in the Statement of Assets and Liabilities.

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Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2023:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	$3,772,702		Unrealized depreciation on open foreign currency forward exchange contracts	$(5,694,407)
Interest Rate Risk	Variation margin on open futures contracts	821,467	(a)	Variation margin on open futures contracts	(529,786	)(a)
Credit Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(1,247,982	)(a)

		$4,594,169			$(7,472,175)

(a)	Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day’s net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2023 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$1,323,840	$—	$(159,033)
Currency Risk	—	(5,757,405)	—
Credit Risk	—	—	(5,396,884)

Total	$1,323,840	$(5,757,405)	$(5,555,917)

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CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(1,555,680)	$—	$123,056
Currency Risk	—	(9,020,034)	—
Credit Risk	—	—	2,359,129

Total	$(1,555,680)	$(9,020,034)	$2,482,185

At April 30, 2023, the Fund’s derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(a)	ASSETS(b)	LIABILITIES(b)
Foreign Currency Forward Exchange Contracts	$3,772,702	$(5,694,407)

(a)	Excludes exchange-traded derivatives.
(b)	Absent an event of default or early termination, over-the-counter (“OTC”) derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination

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event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2023:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand
Banking Group Ltd.	$178,094	$(7,224)	$—	$170,870
Barclays Bank PLC	206,589	(206,589)	—	0
BNP Paribas SA	1,339,774	(437,155)	—	902,619
Citibank NA	11,544	—	—	11,544
Goldman Sachs International	715,864	(84,058)	(600,000)	31,806
HSBC Bank PLC	558	(558)	—	0
JPMorgan Chase Bank NA	967,266	(967,266)	—	0
UBS AG	353,013	(353,013)	—	0

Total	$3,772,702	$(2,055,863)	$(600,000)	$1,116,839

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand Banking Group Ltd.	$7,224	$(7,224)	$—	$0
Bank of America NA	1,632,056	—	—	1,632,056
Barclays Bank PLC	263,288	(206,589)	—	56,699
BNP Paribas SA	437,155	(437,155)	—	0
Credit Agricole CIB	60,594	—	—	60,594
Goldman Sachs International	84,058	(84,058)	—	0
HSBC Bank PLC	36,665	(558)	—	36,107
JPMorgan Chase Bank NA	1,246,330	(967,266)	—	279,064
State Street Bank and Trust Co.	89,546	—	—	89,546
UBS AG	1,837,491	(353,013)	(1,029,881)	454,597

Total	$5,694,407	$(2,055,863)	$(1,029,881)	$2,608,663

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For the six months ended April 30, 2023, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$321,017,366

Futures Contracts:
Average monthly notional value	$212,923,056

Swap Agreements:
Average monthly notional amount	$74,798,897

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the average net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund’s Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C, 0.57% for Class R6 and 0.57% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund’s prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2023, $937 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2023, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2023, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares and Class C shares of $2,745 and $272, respectively, and received $2,442 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund’s dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS, Inc.”). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended April 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in “Transfer agent fees and expenses” in the Statement of Operations, amounted to $1,338.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2023, aggregated $324,248,199 and $305,732,445,

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $78,416,958 and $83,655,549, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2023, advisory fees paid were reduced by $32,750 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of affiliated investments during the six months ended April 30, 2023 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2022	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2023
Liquidity Funds	$18,606,089	$394,813,273	$344,013,442	$813,436	$—	$—	$69,405,920

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2023, included in “Trustees’ fees and expenses” in the Statement of Operations amounted to $2,154. At April 30, 2023, the Fund had an accrued pension liability of $38,655, which is reflected as “Trustees’ fees” in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2023		FOR THE YEAR ENDED OCTOBER 31, 2022
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,128,678	$5,649,728	1,930,152	$10,431,210
Reinvestment of dividends	444,179	2,208,774	531,631	2,841,942
Redeemed	(2,747,446)	(13,770,994)	(6,497,884)	(34,629,682)

Net decrease — Class A	(1,174,589)	(5,912,492)	(4,036,101)	(21,356,530)

CLASS L SHARES
Reinvestment of dividends	21,344	106,050	24,538	130,867
Redeemed	(150,836)	(751,994)	(116,281)	(611,820)

Net decrease — Class L	(129,492)	(645,944)	(91,743)	(480,953)

CLASS I SHARES
Sold	40,647,940	206,904,983	27,217,929	147,901,081
Reinvestment of dividends	3,746,432	18,897,682	3,716,679	20,175,800
Redeemed	(29,733,479)	(150,892,440)	(66,430,968)	(360,619,007)

Net increase (decrease) — Class I	14,660,893	74,910,225	(35,496,360)	(192,542,126)

CLASS C SHARES
Sold	126,724	632,968	623,691	3,327,088
Reinvestment of dividends	118,194	587,084	130,204	696,236
Redeemed	(719,982)	(3,600,977)	(2,134,587)	(11,367,714)

Net decrease — Class C	(475,064)	(2,380,925)	(1,380,692)	(7,344,390)

CLASS R6 SHARES*
Sold	958	4,872	30,897	158,045
Reinvestment of dividends	1,552,197	7,830,685	1,755,083	9,484,097
Redeemed	(1,383,432)	(7,066,129)	(5,791,890)	(30,104,780)

Net increase (decrease) — Class R6*	169,723	769,428	(4,005,910)	(20,462,638)

CLASS IR SHARES
Reinvestment of dividends	87	437	85	458

Net increase (decrease) in Fund	13,051,558	$66,740,729	(45,010,721)	$(242,186,179)

*	Effective April 29, 2022, Class IS Shares were renamed Class R6 Shares.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

9. Custodian Fees

State Street (the “Custodian”) also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

10. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 DISTRIBUTIONS PAID FROM:	2021 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$36,492,833	$28,751,882

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2022.

At October 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$14,916,421	$—

At October 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $9,877,072 and $10,460,328, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended April 30, 2023, the Fund did not have any borrowings under the Facility.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

12. Other

At April 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.3%.

13. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund’s investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

14. LIBOR Discontinuance or Unavailability Risk

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the “FCA”), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings may continue to be provided on a representative basis until the end of June 2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments held by the Fund. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Some of the Fund’s investments may be so-called “tough legacy” LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as “synthetic LIBOR”), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund’s investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2023		2022		2021		2020		2019		2018
	(unaudited)

Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.97		$5.68		$5.70		$5.73		$5.54		$5.66

Income (loss) from investment operations:
Net investment income(1)	0.11		0.17		0.14		0.15		0.20		0.19
Net realized and unrealized gain (loss)	0.14		(0.67)		(0.01)		(0.00	)(2)	0.26		(0.13)

Total income (loss) from investment operations	0.25		(0.50)		0.13		0.15		0.46		0.06

Less distributions from:
Net investment income	(0.21)		(0.21)		(0.14)		(0.18)		(0.27)		(0.18)
Net realized gain	—		—		(0.01)		—		—		—

Total distributions	(0.21)		(0.21)		(0.15)		(0.18)		(0.27)		(0.18)

Net asset value, end of period	$5.01		$4.97		$5.68		$5.70		$5.73		$5.54

Total Return	5.02	%(3)(4)	(8.91	)%(3)	2.26	%(5)	2.79	%(5)	8.55	%(3)	1.05	%(3)
Ratios to Average Net Assets:
Net expenses	0.84	%(6)(7)	0.83	%(6)	0.83	%(6)	0.82	%(6)	0.86	%(6)	0.89	%(6)(8)
Net expenses excluding interest expenses	N/A		0.83	%(6)	N/A		0.82	%(6)	N/A		N/A
Net investment income	4.49	%(6)(7)	3.18	%(6)	2.52	%(6)	2.71	%(6)	3.62	%(6)	3.45	%(6)(8)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$55,824		$61,181		$92,889		$112,310		$110,978		$81,598
Portfolio turnover rate	44	%(4)	62%		115%		106%		94%		89%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005 per share.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)

Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(6)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(7)	Annualized.
(8)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.93%	3.41%

(9)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2023		2022		2021		2020		2019		2018
	(unaudited)

Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.96		$5.68		$5.70		$5.73		$5.54		$5.66

Income (loss) from investment operations:
Net investment income(1)	0.10		0.15		0.13		0.14		0.19		0.18
Net realized and unrealized gain (loss)	0.15		(0.67)		(0.01)		(0.00	)(2)	0.25		(0.13)

Total income (loss) from investment operations	0.25		(0.52)		0.12		0.14		0.44		0.05

Less distributions from:
Net investment income	(0.20)		(0.20)		(0.13)		(0.17)		(0.25)		(0.17)
Net realized gain	—		—		(0.01)		—		—		—

Total distributions	(0.20)		(0.20)		(0.14)		(0.17)		(0.25)		(0.17)

Net asset value, end of period	$5.01		$4.96		$5.68		$5.70		$5.73		$5.54

Total Return	5.06	%(3)(4)	(9.37	)%(3)	1.96	%(5)	2.53	%(5)	8.25	%(3)	0.81	%(3)
Ratios to Average Net Assets:
Net expenses	1.18	%(6)(7)	1.14	%(6)	1.12	%(6)	1.07	%(6)	1.14	%(6)	1.13	%(6)(8)
Net expenses excluding interest expenses	N/A		1.14	%(6)	N/A		1.07	%(6)	N/A		N/A
Net investment income	4.15	%(6)(7)	2.90	%(6)	2.23	%(6)	2.47	%(6)	3.38	%(6)	3.22	%(6)(8)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$2,531		$3,152		$4,125		$4,667		$5,557		$6,399
Portfolio turnover rate	44	%(4)	62%		115%		106%		94%		89%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)	Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.
(6)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(7)	Annualized.
(8)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.16%	3.19%

(9)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2023		2022		2021		2020		2019		2018
	(unaudited)

Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.03		$5.75		$5.77		$5.80		$5.60		$5.72

Income (loss) from investment operations:
Net investment income(1)	0.12		0.19		0.16		0.17		0.22		0.21
Net realized and unrealized gain (loss)	0.14		(0.68)		(0.01)		(0.00	)(2)	0.26		(0.13)

Total income (loss) from investment operations	0.26		(0.49)		0.15		0.17		0.48		0.08

Less distributions from:
Net investment income	(0.21)		(0.23)		(0.16)		(0.20)		(0.28)		(0.20)
Net realized gain	—		—		(0.01)		—		—		—

Total distributions	(0.21)		(0.23)		(0.17)		(0.20)		(0.28)		(0.20)

Net asset value, end of period	$5.08		$5.03		$5.75		$5.77		$5.80		$5.60

Total Return	5.52	%(3)(4)	(8.74	)%(3)	2.51	%(5)	3.03	%(5)	8.93	%(3)	1.34	%(3)
Ratios to Average Net Assets:
Net expenses	0.56	%(6)(7)	0.56	%(6)	0.55	%(6)	0.55	%(6)	0.59	%(6)	0.59	%(6)(8)
Net expenses excluding interest expenses	N/A		0.56	%(6)	N/A		0.55	%(6)	N/A		N/A
Net investment income	4.77	%(6)(7)	3.42	%(6)	2.79	%(6)	2.97	%(6)	3.88	%(6)	3.74	%(6)(8)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$497,672		$419,470		$683,692		$635,329		$425,720		$292,269
Portfolio turnover rate	44	%(4)	62%		115%		106%		94%		89%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)	Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.
(6)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(7)	Annualized.
(8)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.65%	3.68%

(9)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2023		2022		2021		2020		2019		2018
	(unaudited)

Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.96		$5.67		$5.69		$5.72		$5.53		$5.65

Income (loss) from investment operations:
Net investment income(1)	0.09		0.13		0.10		0.11		0.16		0.15
Net realized and unrealized gain (loss)	0.14		(0.67)		(0.01)		(0.00	)(2)	0.26		(0.13)

Total income (loss) from investment operations	0.23		(0.54)		0.09		0.11		0.42		0.02

Less distributions from:
Net investment income	(0.19)		(0.17)		(0.10)		(0.14)		(0.23)		(0.14)
Net realized gain	—		—		(0.01)		—		—		—

Total distributions	(0.19)		(0.17)		(0.11)		(0.14)		(0.23)		(0.14)

Net asset value, end of period	$5.00		$4.96		$5.67		$5.69		$5.72		$5.53

Total Return	4.84	%(3)(4)	(9.61	)%(3)	1.52	%(5)	2.05	%(5)	7.77	%(3)	0.34	%(3)
Ratios to Average Net Assets:
Net expenses	1.60	%(6)(7)	1.57	%(6)	1.56	%(6)	1.55	%(6)	1.59	%(6)	1.61	%(6)(8)
Net expenses excluding interest expenses	N/A		1.57	%(6)	N/A		1.55	%(6)	N/A		N/A
Net investment income	3.73	%(6)(7)	2.43	%(6)	1.79	%(6)	1.98	%(6)	2.91	%(6)	2.73	%(6)(8)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$15,734		$17,957		$28,359		$32,395		$29,890		$26,741
Portfolio turnover rate	44	%(4)	62%		115%		106%		94%		89%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005 per share.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)

Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(6)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(7)	Annualized.
(8)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.65%	2.69%

(9)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2023		2022		2021		2020		2019		2018
	(unaudited)

Class R6 Shares*
Selected Per Share Data:
Net asset value, beginning of period	$5.03		$5.75		$5.77		$5.80		$5.61		$5.72

Income (loss) from investment operations:
Net investment income(1)	0.12		0.19		0.17		0.17		0.23		0.22
Net realized and unrealized gain (loss)	0.14		(0.68)		(0.02)		(0.00	)(2)	0.25		(0.13)

Total income (loss) from investment operations	0.26		(0.49)		0.15		0.17		0.48		0.09

Less distributions from:
Net investment income	(0.21)		(0.23)		(0.16)		(0.20)		(0.29)		(0.20)
Net realized gain	—		—		(0.01)		—		—		—

Total distributions	(0.21)		(0.23)		(0.17)		(0.20)		(0.29)		(0.20)

Net asset value, end of period	$5.08		$5.03		$5.75		$5.77		$5.80		$5.61

Total Return	5.56	%(3)(4)	(8.66	)%(3)	2.59	%(5)	3.11	%(5)	9.01	%(3)	1.40	%(3)

Ratios to Average Net Assets:
Net expenses	0.49	%(6)(7)	0.48	%(6)	0.47	%(6)	0.47	%(6)	0.51	%(6)	0.53	%(6)(8)
Net expenses excluding interest expenses	N/A		0.48	%(6)	N/A		0.47	%(6)	N/A		N/A
Net investment income	4.84	%(6)(7)	3.55	%(6)	2.87	%(6)	3.07	%(6)	3.97	%(6)	3.82	%(6)(8)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$190,520		$187,940		$237,872		$189,052		$208,058		$152,197
Portfolio turnover rate	44	%(4)	62%		115%		106%		94%		89%

*	Effective April 29, 2022, Class IS Shares were renamed Class R6 Shares.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)	Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.
(6)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(7)	Annualized.
(8)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.56%	3.79%

(9)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,								PERIOD FROM JUNE 15, 2018(1) TO OCTOBER 31, 2018
	APRIL 30, 2023		2022		2021		2020		2019
	(unaudited)

Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.03		$5.75		$5.77		$5.81		$5.61		$5.68

Income (loss) from investment operations:
Net investment income(2)	0.12		0.18		0.16		0.17		0.22		0.05
Net realized and unrealized gain (loss)	0.14		(0.67)		(0.01)		(0.01)		0.27		(0.03)

Total income (loss) from investment operations	0.26		(0.49)		0.15		0.16		0.49		0.02

Less distributions from:
Net investment income	(0.21)		(0.23)		(0.16)		(0.20)		(0.29)		(0.09)
Net realized gain	—		—		(0.01)		—		—		—

Total distributions	(0.21)		(0.23)		(0.17)		(0.20)		(0.29)		(0.09)

Net asset value, end of period	$5.08		$5.03		$5.75		$5.77		$5.81		$5.61

Total Return	5.56	%(3)(4)	(8.66	)%(3)	2.59	%(5)	2.93	%(5)	9.00	%(3)	0.31	%(3)(4)

Ratios to Average Net Assets:
Net expenses	0.49	%(6)(7)(8)	0.48	%(6)(7)	0.47	%(6)(7)	0.47	%(6)(7)	0.51	%(6)(7)	0.53	%(6)(7)(8)
Net expenses excluding interest expenses	N/A		0.48	%(6)(7)	N/A		0.47	%(6)(7)	N/A		N/A
Net investment income	4.84	%(6)(7)(8)	3.32	%(6)(7)	2.74	%(6)(7)	2.97	%(6)(7)	3.89	%(6)(7)	3.75	%(6)(7)(8)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01	%(8)

Supplemental Data:
Net assets, end of period, in thousands	$11		$10		$11		$11		$10		$10
Portfolio turnover rate	44	%(4)	62%		115%		106%		94%		89%

(1)	Commencement of Offering.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)	Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.
(6)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(7)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2023	18.60%	(13.27)%
October 31, 2022	18.79	(14.99)
October 31, 2021	19.14	(15.93)
October 31, 2020	19.09	(15.65)
October 31, 2019	21.28	(16.88)
October 31, 2018	13.16	(8.88)

(8)	Annualized.
(9)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund (i.e., liquidity risk). The Fund’s Board of Trustees (the “Board”) previously approved the designation of the Liquidity Risk Subcommittee (the “LRS”) as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program’s operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS’s assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund’s liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund’s investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or “HLIM”). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited)	April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎  Social Security number and income

∎  investment experience and risk tolerance

∎  checking account number and wire transfer instructions

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited) continued	April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?

For our investment management affiliates to market to you	Yes	Yes

For our affiliates to market to you	No	We don’t share

For non-affiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management Affiliates definition below)

What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited) continued	April 2021

What we do
Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎  sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎  affiliates from using your information to market to you

∎  sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

∎  Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ∎ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ∎ MSIM doesn’t jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Co-Transfer Agent

Eaton Vance Management

Two International Place

Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Officers

John H. Gernon

President and Principal Executive Officer

Deidre A. Downes

Chief Compliance Officer

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Michael J. Key

Vice President

Counsel to the Independent Trustees

Perkins Coie LLP

1155 Avenue of the Americas,

22nd Floor

New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited

25 Cabot Square, Canary Wharf

London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling
1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2023 Morgan Stanley

DINSAN 5709002 EXP 06.30.24

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) See Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2023

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2023

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 20, 2023